Selected Consolidated Financial Data	12 Months Ended
Dec. 31, 2011
Selected Consolidated Financial Data [Abstract]
Selected Consolidated Financial Data
Selected Consolidated Financial Data
(In thousands)
At or for the years ended December 31,
	2011	2010	2009	2008	2007
Selected Results of Operations
Interest income	$39,523	$44,035	$49,410	$50,765	$48,900
Interest expense	10,551	14,035	21,582	23,474	24,474
Net interest income	28,972	30,000	27,828	27,291	24,426
Provision for loan losses	6,800	7,250	8,000	4,500	1,550
Noninterest income	5,661	5,069	2,140	2,694	5,940
Noninterest expense	24,518	24,990	23,947	22,939	22,113
Provision (benefit) for income taxes	769	589	(898)	616	1,978
Net income (loss)	2,546	2,240	(1,081)	1,930	4,725
Preferred stock dividends and discount accretion	1,558	1,520	1,496	110	-
Income available (loss attributable) to common shareholders	988	720	(2,577)	1,820	4,725
Per Share Data
Net income (loss) per common share - Basic	$0.13	$0.10	$(0.36)	$0.26	$0.65
Net income (loss) per common share - Diluted	0.13	0.10	(0.36)	0.25	0.63
Book value per common share	7.24	7.08	6.91	6.99	6.70
Market value per common share	6.40	6.05	4.02	3.90	8.10
Cash dividends declared on common shares	-	-	-	0.10	0.19
Selected Balance Sheet Data
Assets	$810,846	$818,410	$930,357	$898,310	$752,196
Loans	592,592	615,936	657,016	685,946	590,132
Allowance for loan losses	16,348	14,364	13,842	10,326	8,383
Securities	107,536	128,242	169,022	149,509	98,591
Deposits	643,971	654,788	758,239	707,117	601,268
Borrowed funds and subordinated debentures	90,465	90,465	100,465	120,465	100,465
Shareholders' equity	73,558	70,085	67,865	67,803	47,260
Common shares outstanding	7,459	7,211	7,144	7,119	7,063
Performance Ratios
Return (loss) on average assets	0.31%	0.26%	(0.12)%	0.23%	0.66%
Return (loss) on average equity	1.90	1.43	(5.29)	3.72	10.11
Efficiency ratio	71.42	71.43	75.49	71.90	71.48
Net interest spread	3.50	3.41	2.87	3.13	3.07
Net interest margin	3.76	3.67	3.22	3.51	3.62
Asset Quality Ratios
Allowance for loan losses to loans	2.76%	2.33%	2.11%	1.51%	1.42%
Allowance for loan losses to nonperforming loans	71.80	66.31	54.29	64.06	153.49
Nonperforming loans to total loans	3.84	3.52	3.88	2.35	0.93
Nonperforming assets to total loans and OREO	4.33	3.88	4.10	2.45	0.94
Nonperforming assets to total assets	3.18	2.93	2.90	1.87	0.74
Net charge-offs to average loans	0.79	1.05	0.67	0.40	0.14
Capital Ratios – Company
Leverage ratio	10.44%	9.97%	8.83%	9.54%	8.25%
Tier I risk-based capital ratio	14.33	13.04	11.75	12.02	9.81
Total risk-based capital ratio	15.60	14.30	13.01	13.27	11.06
Capital Ratios – Bank
Leverage ratio	9.01%	8.48%	7.38%	7.88%	7.06%
Tier I risk-based capital ratio	12.36	11.10	9.82	9.93	8.39
Total risk-based capital ratio	15.05	13.69	12.30	12.41	11.00

All share amounts have been adjusted for the 5% stock distributions paid on June 27, 2008, and June 29, 2007.